NON-INTEREST INCOME AND OTHER EXPENSES - Schedule of Disaggregation of Revenue from Contracts with Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Non-interest income:
Lease income	$ 1,631,032	$ 2,178,597	$ 2,462,990
Other miscellaneous income/(loss), net	237,155	(55,866)	1,857
Securities gains, net	154,705	224,459	145,039
Total out-of-scope of revenue from contracts with customers	2,296,571	2,564,942	2,765,420
TOTAL NON-INTEREST INCOME	3,481,023	3,604,667	3,464,849
Total in-scope of revenue from contracts with customers
Non-interest income:
In-scope of revenue from contracts with customers	1,184,452	1,039,725	699,429
Depository services
Non-interest income:
In-scope of revenue from contracts with customers	128,300	126,157	123,988
Commission and trailer fees
Non-interest income:
In-scope of revenue from contracts with customers	318,822	274,828	227,100
Interchange income, net
Non-interest income:
In-scope of revenue from contracts with customers	80,159	82,941	72,450
Underwriting service fees
Non-interest income:
In-scope of revenue from contracts with customers	306,351	260,877	144,668
Asset and wealth management fees
Non-interest income:
In-scope of revenue from contracts with customers	342,987	290,573	110,637
Other revenue from contracts with customers
Non-interest income:
In-scope of revenue from contracts with customers	7,833	4,349	20,586
Consumer and commercial fees
Non-interest income:
Consumer and commercial fees	$ 273,679	$ 217,752	$ 155,534